Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2020
Variable Interest Entities [Abstract]
Schedule of maximum exposure to loss in VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Carrying value of debt and equity investments	$125,955	$123,279
Debt guarantees	—	68,901
Maximum exposure to loss	$125,955	$192,180